Income Taxes ( Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Provision at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	0.70%	1.00%	0.90%
Foreign taxes	0.60%	1.30%	1.30%
Foreign earnings repatriation	(0.40%)	(1.10%)	(1.10%)
Permanent differences	0.00%	0.10%	0.00%
Other, net	(0.10%)	0.10%	(0.30%)
Total income tax expense	35.80%	36.40%	35.80%